UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, New York 10017

May 23, 2022

Re: ACAP Strategic Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2022

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2022

Contents

Statement of Assets and Liabilities	1
Schedule of Investments	2
Schedule of Purchased Options	10
Schedule of Securities Sold, Not Yet Purchased	14
Schedule of Swap Contracts	21
Statement of Operations	29
Statement of Changes in Net Assets	30
Statement of Cash Flows	31
Notes to Financial Statements	33

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $9,543,572,638)	$11,530,476,398
Deposits at brokers for securities sold, not yet purchased	1,382,335,333
Purchased options, at fair value (cost $942,839,884)	924,920,273
Receivable for investment securities sold	515,659,035
Unrealized appreciation on total return swap contracts	421,297,134
Cash collateral received for total return swap contracts	298,770,000
Cash and cash equivalents (including Hong Kong Dollars of $36,173,578, with a cost of $36,323,476,
and Japanese Yen of $18,879,619, with a cost of $19,677,981)	80,678,176
Due from brokers (Hong Kong Dollars of $61,324,563, with a cost of $61,355,868)	61,324,563
Variation margin receivable	6,913,713
Dividends receivable	3,734,810
Interest receivable	2,611,400
Other assets	90,000
Total assets	15,228,810,835
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $4,278,660,055)	4,287,731,793
Payable for investment securities purchased	688,721,304
Withdrawals payable	346,647,064
Due to brokers (including British Pounds Sterling of $4,885, with a cost of $5,064, and
Japanese Yen of $3,868,798, with a cost of $3,971,893)	309,557,396
Unrealized depreciation on total return swap contracts	115,613,421
Management fees payable	12,340,515
Stock loan fee payable	7,141,783
Dividends payable on securities sold, not yet purchased	5,788,317
Distribution and shareholder servicing fees payable	4,772,823
Administration fees payable	1,150,128
Professional fees payable	144,488
Due to custodian (Euros of $5,923, with a cost of $5,923)	5,923
Miscellaneous expenses payable	795,695
Total liabilities	5,780,410,650
Net Assets	$9,448,400,185
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$544,137
Additional paid-in-capital	8,150,096,006
Total distributable earnings	1,297,760,042
Net Assets	$9,448,400,185

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	392,748,143	$18.72	$7,351,670,533
Class W	151,388,618	$13.85	$2,096,729,652

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		March 31, 2022
Shares		Fair Value
	Investments in Securities – 122.04%
	Common Stocks – 115.79%
	Argentina – 2.57%
	E-Commerce / Services – 2.57%
203,870	MercadoLibre Inc * (a)	$242,499,288
	Total Argentina (cost $149,033,250)	$242,499,288

	Australia – 1.03%
	Enterprise Software / Services – 1.03%
329,979	Atlassian Corp PLC, Class A * (a)	96,957,730
	Total Australia (cost $71,218,978)	$96,957,730

	Brazil – 0.64%
	Finance - Investment Banker / Broker – 0.64%
2,018,828	XP Inc, Class A *	60,766,723
	Total Brazil (cost $58,219,594)	$60,766,723

	Canada – 1.10%
	Internet Application Software – 1.10%
153,758	Shopify Inc, Class A *	103,934,258
	Total Canada (cost $82,875,574)	$103,934,258

	China – 5.77%
	E-Commerce / Products – 2.45%
1,124,652	Alibaba Group Holding Ltd ADR *	122,362,138
1,890,717	JD.com Inc ADR *	109,415,793
		231,777,931
	Enterprise Software / Services – 0.22%
15,104,903	Ming Yuan Cloud Group Holdings Ltd	20,792,049
	Entertainment Software – 1.25%
1,321,247	NetEase Inc ADR	118,502,643
	Real Estate Management / Services – 0.62%
4,739,954	KE Holdings Inc ADR *	58,633,231
	Schools – 0.13%
10,534,159	New Oriental Education & Technology Group Inc ADR *	12,114,283
	Transport - Services – 0.31%
4,397,994	Full Truck Alliance Co Ltd ADR *	29,334,620
	Web Portals / ISP – 0.79%
562,584	Baidu Inc ADR *	74,429,863
	Total China (cost $623,959,905)	$545,584,620

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	France – 6.85%
	Aerospace / Defense - Equipment – 5.16%
2,354,066	Airbus SE	$289,060,599
1,663,577	Safran SA	198,536,002
		487,596,601
	Apparel Manufacturers – 0.44%
64,320	Kering SA	41,200,344
	Entertainment Software – 0.07%
161,117	Ubisoft Entertainment SA *	7,161,710
	Textile - Apparel – 1.18%
153,973	LVMH Moet Hennessy Louis Vuitton SE	111,253,947
	Total France (cost $627,784,404)	$647,212,602

	Germany – 2.05%
	Aerospace / Defense – 0.88%
355,990	MTU Aero Engines AG	83,456,642
	Athletic Footwear – 1.17%
467,895	adidas AG	110,315,855
	Total Germany (cost $187,661,898)	$193,772,497

	Hong Kong – 1.04%
	Casino Hotels – 0.57%
8,942,000	Galaxy Entertainment Group Ltd	53,665,245
	Internet Content - Information / Network – 0.47%
2,252,900	Meituan, Class B *	44,762,270
	Total Hong Kong (cost $75,820,391)	$98,427,515

	Israel – 0.14%
	Applications Software – 0.14%
489,046	JFrog Ltd *	13,179,790
	Total Israel (cost $24,465,874)	$13,179,790

	Japan – 4.13%
	Audio / Video Products – 3.07%
2,770,600	Sony Group Corp	290,584,865
	Finance - Other Services – 0.34%
1,702,327	Japan Exchange Group Inc	32,061,953
	Web Portals / ISP – 0.72%
15,318,245	Z Holdings Corp	67,696,862
	Total Japan (cost $276,391,689)	$390,343,680

	Singapore – 0.58%
	E-Commerce / Products – 0.58%
457,037	Sea Ltd ADR *	54,748,462
	Total Singapore (cost $11,900,375)	$54,748,462

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	Taiwan – 2.13%
	Semiconductor Components - Integrated Circuits – 2.13%
1,929,224	Taiwan Semiconductor Manufacturing Co Ltd ADR	$201,140,894
	Total Taiwan (cost $157,954,092)	$201,140,894

	United States – 87.53%
	Aerospace / Defense – 2.94%
1,208,907	Raytheon Technologies Corp (a)	119,766,416
243,033	TransDigm Group Inc * (a)	158,345,721
		278,112,137
	Applications Software – 6.65%
690,538	Confluent Inc, Class A *	28,312,058
376,324	Elastic NV *	33,474,020
975,128	Five9 Inc *	107,654,131
1,031,071	Microsoft Corp (a)	317,889,500
130,099	Procore Technologies Inc *	7,540,538
502,037	PTC Inc *	54,079,426
1,455,878	Smartsheet Inc, Class A *	79,752,997
		628,702,670
	Athletic Equipment – 0.52%
1,849,869	Peloton Interactive Inc, Class A *	48,873,539
	Building Products - Cement / Aggregate – 1.30%
140,929	Martin Marietta Materials Inc (a)	54,242,163
371,798	Vulcan Materials Co (a)	68,299,293
		122,541,456
	Coatings / Paint – 1.04%
393,702	Sherwin-Williams Co	98,275,893
	Commercial Services - Finance – 3.62%
294,666	Equifax Inc	69,865,309
393,029	Global Payments Inc	53,782,088
339,833	S&P Global Inc	139,392,700
766,776	TransUnion (a)	79,238,632
		342,278,729
	Commercial Services – 0.95%
139,610	Cintas Corp (a)	59,388,698
458,435	CoStar Group Inc * (a)	30,536,355
		89,925,053

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Communications Software – 2.47%
2,233,798	Avaya Holdings Corp *	$28,302,221
1,747,543	RingCentral Inc, Class A * (a)	204,829,515
		233,131,736
	Computer Aided Design – 7.70%
99,032	Altair Engineering Inc, Class A *	6,377,661
2,020,158	Cadence Design Systems Inc * (a)	332,235,185
1,166,035	Synopsys Inc *	388,604,484
		727,217,330
	Computer Software – 2.08%
1,375,544	Dynatrace Inc *	64,788,122
379,033	Twilio Inc, Class A *	62,468,429
1,152,652	ZoomInfo Technologies Inc, Class A *	68,859,430
		196,115,981
	Computers – 0.88%
474,915	Apple Inc (a)	82,924,908
	Consulting Services – 1.06%
336,154	Gartner Inc *	99,992,369
	E-Commerce / Products – 3.74%
108,509	Amazon.com Inc * (a)	353,733,915
	E-Commerce / Services – 6.58%
795,514	DoorDash Inc, Class A *	93,226,286
1,019,312	Expedia Group Inc * (a)	199,448,779
2,765,518	Lyft Inc, Class A *	106,195,891
2,090,720	Marqeta Inc, Class A *	23,081,549
3,940,063	Uber Technologies Inc *	140,581,448
1,194,219	Zillow Group Inc, Class C *	58,863,055
		621,397,008

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Energy - Alternate Sources – 0.04%
383,646	Stem Inc *	$4,223,942
	Enterprise Software / Services – 5.53%
1,319,488	Alteryx Inc, Class A * (a)	94,382,977
876,191	Avalara Inc *	87,189,766
448,553	Coupa Software Inc *	45,586,441
2,682,200	Qualtrics International Inc, Class A *	76,576,810
1,872,705	SS&C Technologies Holdings Inc	140,490,329
3,623,993	UiPath Inc, Class A *	78,242,009
		522,468,332
	Finance - Credit Card – 6.39%
754,583	American Express Co.	141,107,021
626,034	Mastercard Inc, Class A (a)	223,732,031
1,077,660	Visa Inc, Class A (a)	238,992,658
		603,831,710
	Finance - Other Services – 2.09%
207,314	Coinbase Global Inc, Class A *	39,360,636
1,197,549	Intercontinental Exchange Inc	158,220,174
		197,580,810
	Human Resources – 0.94%
433,516	Paylocity Holding Corp * (a)	89,204,587
	Internet Content - Entertainment – 2.57%
1,090,932	Meta Platforms Inc, Class A * (a)	242,579,640
	Medical Information Systems – 0.18%
492,418	Schrodinger Inc *	16,801,302
	Medical Labs & Testing Services – 0.37%
317,059	Catalent Inc *	35,161,843

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 2.80%
1,094,664	Akero Therapeutics Inc *	$15,533,282
362,815	Allovir Inc *	2,449,001
382,045	Avidity Biosciences Inc *	7,056,371
592,566	BioCryst Pharmaceuticals Inc *	9,635,123
573,096	Blueprint Medicines Corp *	36,609,372
571,043	Caribou Biosciences Inc *	5,242,175
838,537	Cerevel Therapeutics Holdings Inc *	29,357,180
1,511,807	Certara Inc *	32,473,614
505,918	IGM Biosciences Inc *	13,523,188
395,854	Keros Therapeutics Inc *	21,526,541
865,458	TG Therapeutics Inc *	8,230,506
1,139,700	Ultragenyx Pharmaceutical Inc * (a)	82,765,014
		264,401,367
	Medical - Drugs – 0.22%
942,080	ORIC Pharmaceuticals Inc *	5,030,707
739,986	PMV Pharmaceuticals Inc *	15,406,509
		20,437,216
	Metal Processors & Fabrication – 0.07%
177,487	Xometry Inc, Class A *	6,522,647
	Private Equity – 0.37%
596,678	KKR & Co Inc	34,887,763
	REITS - Diversified – 3.18%
578,946	American Tower Corp (a)	145,442,814
208,981	Equinix Inc (a)	154,984,489
		300,427,303
	Retail - Apparel / Shoes – 1.71%
543,016	Burlington Stores Inc *	98,921,225
696,172	Ross Stores Inc	62,975,719
		161,896,944
	Retail - Building Products – 1.16%
542,030	Lowe’s Cos Inc	109,593,046

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Discount – 0.47%
199,977	Dollar General Corp	$44,520,880
	Retail - Major Department Store – 1.91%
2,972,156	TJX Companies Inc	180,053,210
	Retail - Restaurants – 2.56%
108,795	Chipotle Mexican Grill Inc * (a)	172,116,954
591,530	Yum! Brands Inc (a)	70,114,051
		242,231,005
	Semiconductor Components - Integrated Circuits – 5.29%
1,166,577	Analog Devices Inc (a)	192,695,189
2,008,219	QUALCOMM Inc (a)	306,896,028
		499,591,217
	Semiconductor Equipment – 7.66%
780,276	KLA Corp (a)	285,627,833
449,781	Lam Research Corp (a)	241,806,763
1,660,880	Teradyne Inc	196,365,842
		723,800,438
	Therapeutics – 0.49%
595,294	Sarepta Therapeutics Inc * (a)	46,504,367
	Total United States (cost $6,585,390,174)	$8,269,942,293

	Uruguay – 0.23%
	Commercial Services - Finance – 0.23%
687,831	Dlocal Ltd *	21,501,595
	Total Uruguay (cost $20,431,989)	$21,501,595
	Total Common Stock (cost $8,953,108,187)	$10,940,011,947

	Short-Term Securities – 6.25%
	United States – 6.25%
	Dreyfus Treasury Obligations Cash Management, Institutional
590,464,451	Shares, 0.07% (a) (b)	$590,464,451
	Total United States (cost $590,464,451)	$590,464,451
	Total Short-Term Securities (cost $590,464,451)	$590,464,451
	Total Investments in Securities (cost $9,543,572,638) - 122.04%	$11,530,476,398
	Other Liabilities in Excess of Assets - (22.04%)	(2,082,076,213)
	Net Assets - 100.00%	$9,448,400,185

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2022. $587,004,821 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

March 31, 2022
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense	3.82
Aerospace / Defense - Equipment	5.16
Apparel Manufacturers	0.44
Applications Software	6.79
Athletic Equipment	0.52
Athletic Footwear	1.17
Audio / Video Products	3.07
Building Products - Cement / Aggregate	1.30
Casino Hotels	0.57
Coatings / Paint	1.04
Commercial Services - Finance	3.85
Commercial Services	0.95
Communications Software	2.47
Computer Aided Design	7.70
Computer Software	2.08
Computers	0.88
Consulting Services	1.06
E-Commerce / Products	6.77
E-Commerce / Services	9.15
Energy - Alternate Sources	0.04
Enterprise Software / Services	6.78
Entertainment Software	1.32
Finance - Credit Card	6.39
Finance - Investment Banker / Broker	0.64
Finance - Other Services	2.43
Human Resources	0.94
Internet Application Software	1.10
Internet Content - Entertainment	2.57
Internet Content - Information / Network	0.47
Medical Information Systems	0.18
Medical Labs & Testing Services	0.37
Medical - Biomedical / Genetics	2.80
Medical - Drugs	0.22
Metal Processors & Fabrication	0.07
Private Equity	0.37
Real Estate Management / Services	0.62
REITS - Diversified	3.18
Retail - Apparel / Shoes	1.71
Retail - Building Products	1.16
Retail - Discount	0.47
Retail - Major Department Store	1.91
Retail - Restaurants	2.56
Schools	0.13
Semiconductor Components - Integrated Circuits	7.42
Semiconductor Equipment	7.66
Short-Term Securities	6.25
Textile - Apparel	1.18
Therapeutics	0.49
Transport - Services	0.31
Web Portals / ISP	1.51
Total Investments in Securities	122.04%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			March 31, 2022
Amount (USD)	Contracts		Fair Value
		Purchased Options – 9.79%
		Equity Options – 9.78%
		Equity Call Options – 6.18%
		Australia – 0.03%
		Enterprise Software / Services – 0.03%
$45,942,000	1,482	Atlassian Corp PLC, Class A, 6/17/2022, $310.00	$3,230,760
		Total Australia (cost $6,233,335)	$3,230,760
		China – 0.17%
		E-Commerce / Products – 0.17%
38,451,000	3,662	Alibaba Group Holding Ltd ADR, 6/17/2022, $105.00	4,943,700
53,795,500	9,781	JD.com Inc ADR, 6/17/2022, $55.00	7,678,085
49,405,000	9,881	Pinduoduo Inc, 6/17/2022, $50.00	3,013,705
		Total China (cost $28,364,685)	$15,635,490
		Taiwan – 0.02%
		Semiconductor Components - Integrated Circuits – 0.02%
		Taiwan Semiconductor Manufacturing Co Ltd ADR,
79,057,000	7,187	5/20/2022, $110.00	1,940,490
		Total Taiwan (cost $17,059,299)	$1,940,490
		United States – 5.96%
		Athletic Footwear – 0.07%
61,087,500	4,887	NIKE Inc, Class B, 6/17/2022, $125.00	6,206,490
		Auto - Cars / Light Trucks – 1.18%
204,540,000	2,922	Tesla Inc, 5/20/2022, $700.00	111,152,880
		Commercial Services - Finance – 0.28%
50,400,000	3,360	Block Inc, 4/14/2022, $150.00	742,560
58,992,000	4,916	Block Inc, 6/17/2022, $120.00	12,609,540
43,821,000	4,869	PayPal Holdings Inc, 6/17/2022, $90.00	13,487,130
			26,839,230
		Communications Software – 0.21%
42,274,000	3,676	RingCentral Inc, Class A, 6/17/2022, $115.00	4,889,080
77,794,500	7,409	Zoom Video Communications Inc, 6/17/2022, $105.00	15,151,405
			20,040,485
		Data Processing / Management – 0.25%
83,597,500	9,835	DocuSign Inc, 5/20/2022, $85.00	23,505,650
		E-Commerce / Products – 0.59%
306,040,000	1,093	Amazon.com Inc, 6/17/2022, $2,800.00	56,141,945
		E-Commerce / Services – 0.67%
162,350,000	955	Booking Holdings Inc, 6/17/2022, $1,700.00	62,924,950

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2022
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		Electronic Components - Semiconductors – 0.25%
$84,145,500	7,317	Advanced Micro Devices Inc, 6/17/2022, $115.00	$5,999,940
219,128,000	7,826	NVIDIA Corp, 6/17/2022, $280.00	17,217,200
			23,217,140
		Electronic Forms – 0.25%
202,976,500	4,891	Adobe Inc, 5/20/2022, $415.00	23,721,350
		Enterprise Software / Services – 0.63%
85,860,000	4,770	Salesforce Inc, 5/20/2022, $180.00	16,456,500
197,620,000	9,881	Workday Inc, Class A, 6/17/2022, $200.00	43,081,160
			59,537,660
		Hotels & Motels – 0.39%
154,375,000	12,350	Hilton Worldwide Holdings Inc, 7/15/2022, $125.00	36,556,000
		Internet Content - Entertainment – 0.53%
195,620,000	9,781	Meta Platforms Inc, Class A, 5/20/2022, $200.00	27,680,230
214,214,000	9,737	Meta Platforms Inc, Class A, 6/17/2022, $220.00	17,429,230
94,380,000	2,420	Netflix Inc, 6/17/2022, $390.00	5,481,300
			50,590,760
		Multimedia – 0.03%
67,760,000	4,840	Walt Disney Co, 6/17/2022, $140.00	3,025,000
		REITS - Warehouse / Industrial – 0.12%
68,432,000	4,888	Prologis Inc, 5/20/2022, $140.00	11,095,760
		Semiconductor Components - Integrated Circuits – 0.08%
200,821,500	12,171	QUALCOMM Inc, 6/17/2022, $165.00	7,606,875
		Web Portals / ISP – 0.43%
234,720,000	978	Alphabet Inc, Class A, 6/17/2022, $2,400.00	40,792,380
		Total United States (cost $541,792,115)	$562,954,555
		Total Equity Call Options (cost $593,449,434)	$583,761,295
		Equity Put Options – 3.60%
		United States – 3.60%
		Computers – 0.06%
81,112,500	4,635	Apple Inc, 8/19/2022, $175.00	5,214,375
		Growth & Income - Large Cap – 0.78%
621,395,000	14,725	SPDR S&P 500 ETF Trust, 6/17/2022, $422.00	11,411,875
1,558,750,000	36,250	SPDR S&P 500 ETF Trust, 9/16/2022, $430.00	62,785,000
			74,196,875
		Sector Fund - Technology – 2.76%
370,300,500	10,431	Invesco QQQ Trust Series 1, 6/17/2022, $355.00	13,748,058
3,818,392,500	117,489	Invesco QQQ Trust Series 1, 9/16/2022, $325.00	148,506,096
2,182,625,500	65,153	Invesco QQQ Trust Series 1, 9/16/2022, $335.00	98,381,030
			260,635,184
		Total United States (cost $326,490,078)	$340,046,434
		Total Equity Put Options (cost $326,490,078)	$340,046,434
		Total Equity Options (cost $919,939,512)	$923,807,729

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional				March 31, 2022
Amount (USD)	Contracts			Fair Value
		Currency Put Options – 0.01%
		United States – 0.01%
		Currency – 0.01%
			Counterparty
		USD / BRL,	Morgan Stanley &
$516,736,804	516,736,804	06/17/2022, $6.00	Co., Inc.	$762,881
		USD / CNH,	Morgan Stanley &
258,482,208	258,482,208	06/17/2022, $6.75	Co., Inc.	143,272
		USD / CNH,	Merrill Lynch Professional
372,357,093	372,357,093	06/17/2022, $6.75	Clearing Corp	206,391
		Total United States (cost $22,900,372)		$1,112,544
		Total Currency Put Options (cost $22,900,372)		$1,112,544
		Total Purchased Options (cost $942,839,884)		$924,920,273

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
REITS	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

March 31, 2022
Percentage of Net
Purchased Options - By Industry	Assets (%)
Athletic Footwear	0.07
Auto - Cars / Light Trucks	1.18
Commercial Services – Finance	0.28
Communications Software	0.21
Computers	0.06
Currency	0.01
Data Processing / Management	0.25
E-Commerce / Products	0.76
E-Commerce / Services	0.67
Electronic Components – Semiconductors	0.25
Electronic Forms	0.25
Enterprise Software / Services	0.66
Growth & Income – Large Cap	0.78
Hotels & Motels	0.39
Internet Content – Entertainment	0.53
Multimedia	0.03
REITS – Warehouse / Industrial	0.12
Sector Fund - Technology	2.76
Semiconductor Components – Integrated Circuits	0.10
Web Portals / ISP	0.43
Total Purchased Options	9.79%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		March 31, 2022
Shares		Fair Value
	Securities Sold, Not Yet Purchased—45.38%
	Common Stocks—45.38%
	Brazil—0.01%
	Commercial Services - Finance—0.01%
67,214	StoneCo Ltd, Class A	$786,404
	Total Brazil (proceeds $3,973,725)	$786,404

	Canada—0.42%
	Medical - Drugs—0.3%
347,208	Canopy Growth Corp	2,632,547
	Private Equity—0.39%
654,021	Brookfield Asset Management Inc, Class A	36,997,968
	Total Canada (proceeds $47,437,147)	$39,630,515

	China—0.76%
	Computer Software—0.02%
479,005	Tuya Inc	1,417,855
	Internet Content - Entertainment—0.01%
48,284	Weibo Corp ADR	1,183,441
	Internet Content - Information / Networks—0.62%
1,235,000	Tencent Holdings Ltd	59,010,777
	Metal - Aluminum—0.02%
6,610,800	China Zhongwang Holdings Ltd	1,418,156
	Retail - Drug Store—0.09%
3,158,200	Ping An Healthcare and Technology Co Ltd	8,307,444
	Total China (proceeds $86,339,641)	$71,337,673

	France—0.37%
	Advertising Services—0.24%
361,079	Publicis Groupe SA	22,200,956
	REITS - Regional Malls—0.13%
473,888	Klepierre SA	12,749,424
	Total France (proceeds $30,258,061)	$34,950,380

	Germany—0.90%
	Enterprise Software / Services—0.90%
755,718	SAP SE	85,026,715
	Total Germany (proceeds $100,979,358)	$85,026,715

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	Hong Kong—0.82%
	Electric - Integrated—0.25%
3,715,100	Power Assets Holdings Ltd	$24,217,363
	Wireless Equipment—0.57%
30,160,200	Xiaomi Corp, Class B	53,685,572
	Total Hong Kong (proceeds $112,568,576)	$77,902,935

	Israel—0.49%
	Application Software—0.15%
87,936	Monday.com Ltd	13,900,044
	Computer Data Security—0.34%
232,485	Check Point Software Technologies Ltd	32,143,376
	Total Israel (proceeds $40,055,689)	$46,043,420

	Japan—0.02%
	Gas - Distribution—0.02%
93,400	Tokyo Gas Co Ltd	1,717,560
	Total Japan (proceeds $2,204,240)	$1,717,560

	Netherlands—1.07%
	Semiconductor Components - Integrated Circuits—0.27%
137,469	NXP Semiconductors NV	25,442,763
	Semiconductor Equipment—0.80%
113,424	ASML Holding NV	75,759,292
	Total Netherlands (proceeds $109,415,459)	$101,202,055

	Switzerland—0.42%
	Computers - Peripheral Equipment—0.11%
138,325	Logitech International SA	10,205,619
	Medical - Drugs—0.31%
332,280	Novartis AG ADR	29,157,570
	Total Switzerland (proceeds $38,651,651)	$39,363,189

	Taiwan—0.29%
	Semiconductor Components - Integrated Circuits—0.29%
3,038,220	United Microelectronics Corp ADR	27,708,566
	Total Taiwan (proceeds $33,164,301)	$27,708,566

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United Kingdom—0.07%
	Diversified Banking Institutions—0.07%
978,929	HSBC Holdings PLC	$6,775,028
	Total United Kingdom (proceeds $7,015,792)	$6,775,028

	United States—39.74%
	Advertising Agencies—1.03%
1,131,778	Interpublic Group of Cos Inc	40,121,530
675,459	Omnicom Group Inc	57,332,960
		97,454,490
	Apparel Manufacturers—0.36%
2,290,345	Hanesbrands Inc	34,103,237
	Applications Software—0.12%
293,942	Asana Inc, Class A	11,748,862
	Athletic Footwear—0.48%
338,403	NIKE Inc, Class B	45,535,508
	Auto - Cars / Light Trucks—2.64%
231,139	Tesla Inc	249,075,386
	Beverages - Non-alcoholic—0.20%
304,186	Coca-Cola Co	18,859,532
	Commercial Services - Finance—0.91%
1,047,415	H&R Block Inc	27,274,687
484,189	PayPal Holdings Inc	55,996,458
49,414	Shift4 Payments Inc, Class A	3,060,209
		86,331,354
	Computer Data Security—0.70%
300,381	Qualys Inc	42,777,258
98,804	Zscaler Inc	23,839,429
		66,616,687
	Computer Software—1.46%
32,639	Bandwidth Inc, Class A	1,057,177
321,114	Cloudflare Inc, Class A	38,437,346
136,736	Fastly Inc, Class A	2,376,472
268,993	Snowflake Inc, Class A	61,634,366
525,971	SolarWinds Corp	7,000,674
562,066	Teradata Corp	27,704,233
		138,210,268
	Computers—0.45%
1,185,647	HP Inc	43,038,986
	Consulting Services—0.23%
103,745	Verisk Analytics Inc	22,266,789
	Consumer Products - Miscellaneous—1.14%
871,666	Kimberly-Clark Corp	107,354,385

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Cosmetics & Toiletries—0.86%
581,441	Colgate-Palmolive Co	$44,090,671
241,945	Procter & Gamble Co	36,969,196
		81,059,867
	Data Processing / Management—1.15%
874,416	DocuSign Inc	93,667,442
150,407	Fiserv Inc	15,251,270
		108,918,712
	E-Commerce / Products—0.09%
239,780	Poshmark Inc, Class A	3,035,615
537,987	Stitch Fix Inc, Class A	5,417,529
		8,453,144
	E-Commerce / Services—1.04%
38,216	Booking Holdings Inc	89,748,365
298,528	TripAdvisor Inc	8,096,079
		97,844,444
	Electric - Distribution—0.46%
460,376	Consolidated Edison Inc	43,588,400
	Electric - Integrated—1.45%
500,688	Duke Energy Corp	55,906,822
1,106,425	PPL Corp	31,599,498
681,891	Southern Co	49,443,916
		136,950,236
	Electronic Components - Semiconductors—4.19%
345,814	GLOBALFOUNDRIES Inc	21,585,710
366,585	Marvell Technology Inc	26,287,810
956,641	NVIDIA Corp	261,029,063
475,906	Texas Instruments Inc	87,319,233
		396,221,816
	Electronic Forms—2.21%
457,714	Adobe Inc	208,543,653
	Enterprise Software / Services—3.91%
59,010	Blackline Inc	4,320,712
359,096	Salesforce Inc	76,243,263
395,413	Veeva Systems Inc, Class A	84,009,446
854,654	Workday Inc, Class A	204,655,447
		369,228,868
	Finance - Credit Card—0.29%
1,462,030	Western Union Co	27,398,442
	Food - Confectionery—0.28%
198,150	J M Smucker Co	26,831,492

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2022
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Food - Miscellaneous / Diversified—2.64%
1,413,939	Campbell Soup Co	$63,019,261
1,385,661	Conagra Brands Inc	46,516,640
984,480	General Mills Inc	66,668,986
1,132,471	Kellogg Co	73,033,055
		249,237,942
	Hotels & Motels—0.34%
213,067	Hilton Worlwide Holdings Inc	32,330,787
	Internet Application Software—0.21%
165,290	Zendesk Inc	19,882,734
	Internet Content - Entertainment—0.43%
107,597	Netflix Inc	40,304,760
	Investment Management / Advisory Services—2.10%
629,875	Apollo Global Management Inc	39,045,951
923,467	Franklin Resources Inc	25,783,199
882,449	T Rowe Price Group Inc	133,417,464
		198,246,614
	Medical - Biomedical / Genetics—0.51%
199,993	Amgen Inc	48,362,307
	Motorcycle / Motor Scooter—0.07%
164,236	Harley-Davidson Inc	6,470,898
	Real Estate Management / Services—0.15%
890,946	Realogy Holdings Corp	13,970,033
	REITS - Health Care—0.54%
585,935	Ventas Inc	36,187,346
159,202	Welltower Inc	15,305,680
		51,493,026
	REITS - Office Property—2.23%
282,940	Boston Properties Inc	36,442,672
733,845	Brandywine Realty Trust	10,376,568
1,030,579	Douglas Emmett Inc	34,441,950
585,921	Hudson Pacific Properties Inc	16,259,308
315,370	Kilroy Realty Corp	24,100,575
547,426	SL Green Realty Corp	44,440,043
974,910	Vornado Realty Trust	44,182,921
		210,244,037
	REITS - Regional Malls—0.28%
199,400	Simon Property Group Inc	26,233,064

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Shopping Centers—1.61%
517,231	Brixmor Property Group Inc	$13,349,732
392,556	Federal Realty Investment Trust	47,919,311
1,249,593	Kimco Realty Corp	30,864,947
723,390	Regency Centers Corp	51,606,643
421,722	Urban Edge Properties	8,054,890
		151,795,523
	REITS - Warehouse / Industrial—0.76%
444,618	Prologis Inc	71,796,915
	Retail - Apparel / Shoes—0.02%
354,437	Chico’s FAS Inc	1,701,298
	Retail - Bedding—0.03%
125,211	Bed Bath & Beyond Inc	2,821,004
	Retail - Major Department Store—0.33%
1,142,353	Nordstrom Inc	30,969,190
	Retail - Miscellaneous / Diversified—0.21%
1,250,946	Sally Beauty Holdings Inc	19,552,286
	Retail - Regional Department Store—0.82%
1,114,729	Kohl’s Corp	67,396,515
399,562	Macy’s Inc	9,773,330
		77,129,845
	Retail - Restaurants—0.08%
196,075	Cheesecake Factory Inc	7,801,824
	Telecommunication Equipment Fiber Optics—0.23%
580,473	Corning Inc	21,425,258
	Telephone - Integrated—0.50%
975,153	AT&T Inc	23,042,865
487,664	Verizon Communications Inc	24,840,585
		47,883,450
	Total United States (proceeds $3,666,596,415)	$3,755,287,353
	Total Common Stocks (proceeds $4,278,660,055)	$4,287,731,793
	Total Securities Sold, Not Yet Purchased (proceeds $4,278,660,055)	$4,287,731,793

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	March 31, 2022 Percentage of Net Assets (%)
Advertising Agencies	1.03
Advertising Services	0.24
Apparel Manufacturers	0.36
Applications Software	0.27
Athletic Footwear	0.48
Auto - Cars / Light Trucks	2.64
Beverages - Non-alcoholic	0.20
Commercial Services - Finance	0.92
Computer Data Security	1.04
Computer Software	1.48
Computers	0.45
Computers - Peripheral Equipment	0.11
Consulting Services	0.23
Consumer Products - Miscellaneous	1.14
Cosmetics & Toiletries	0.86
Data Processing / Management	1.15
Diversified Banking Institutions	0.07
E-Commerce / Products	0.09
E-Commerce / Services	1.04
Electric - Distribution	0.46
Electric - Integrated	1.70
Electronic Components - Semiconductors	4.19
Electronic Forms	2.21
Enterprise Software / Services	4.81
Finance - Credit Card	0.29
Food - Confectionery	0.28
Food - Miscellaneous / Diversified	2.64
Gas - Distribution	0.02
Hotels & Motels	0.34
Internet Application Software	0.21
Internet Content - Entertainment	0.44
Internet Content - Information / Networks	0.62
Investment Management / Advisory Services	2.10
Medical - Biomedical / Genetics	0.51
Medical - Drugs	0.34
Metal - Aluminum	0.02
Motorcycle / Motor Scooter	0.07
Private Equity	0.39
Real Estate Management / Services	0.15
REITS - Health Care	0.54
REITS - Office Property	2.23
REITS - Regional Malls	0.41
REITS - Shopping Centers	1.61
REITS - Warehouse / Industrial	0.76
Retail - Apparel / Shoes	0.02
Retail - Bedding	0.03
Retail - Drug Store	0.09
Retail - Major Department Store	0.33
Retail - Miscellaneous / Diversified	0.21
Retail - Regional Department Store	0.82
Retail - Restaurants	0.08
Semiconductor Components - Integrated Circuits	0.56
Semiconductor Equipment	0.80
Telecommunication Equipment Fiber Optics	0.23
Telephone - Integrated	0.50
Wireless Equipment	0.57
Total Securities Sold, Not Yet Purchased.	45.38%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			March 31, 2022
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Swap Contracts—3.24%
	Total Return Swap Contracts - Appreciation—4.46%
	Brazil—0.27%
	Commercial Services - Finance—0.07%
$(10,058,748)	1/31/2023	Cielo SA	$6,595,909
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%**.
	Finance - Other Services—0.20%
125,161,582	1/31/2023	B3 SA - Brasil Bolsa Balcao	19,642,818
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$26,238,727

	Japan—0.06%
	Audio / Video Products—0.01%
(19,792,171)	3/4/2024	Sharp Corp	1,424,476
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	E-Commerce / Products—0.02%
(8,279,315)	3/4/2024	Rakuten Group Inc	1,703,721
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rakuten Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Electric Products - Miscellaneous—0.01%
(1,816,661)	3/4/2024	Casio Computer Co Ltd	473,472
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2022
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Electric - Integrated—0.00%
$(16,550,381)	3/4/2024	Chubu Electric Power Co Inc	$507,307
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chubu Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.02%
(2,332,794)	3/4/2024	Konica Minolta Inc	1,003,787
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(4,139,036)	3/4/2024	Ricoh Co Ltd	539,825
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.63%**.
			1,543,612
	Photo Equipment & Supplies—0.00%
(6,790,001)	3/4/2024	Nikon Corp	99,368
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$5,751,956

	Spain—0.28%
	Building - Heavy Construction—0.28%
55,991,532	2/26/2024	Cellnex Telecom SA	26,069,904
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$26,069,904

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2022
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Taiwan—0.02%
	Electronic Components - Semiconductors—0.00%
$(7,631,562)	3/4/2024	MediaTek Inc	$19,199
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Semiconductor Components - Integrated Circuits—0.02%
(23,888,420)	3/4/2024	Novatek Microelectronics Corp	1,969,276
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.63%**.
	Total Taiwan		$1,988,475

	United Kingdom—0.18%
	Cosmetics & Toiletries—0.08%
(53,416,030)	2/26/2024	Unilever PLC	7,720,723
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Food - Retail—0.08%
(13,605,337)	12/11/2023	Marks & Spencer Group PLC	6,967,996
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail- Apparel / Shoes—0.02%
(16,651,751)	12/11/2023	Next PLC	2,020,709
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$16,709,428

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2022
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	United States—3.65%
	Private Equity—0.78%
$199,597,150	3/4/2024	Carlyle Group Inc	$73,085,906
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Web Portals / ISP—2.87%
113,291,281	3/4/2024	Alphabet Inc, Class A	271,452,738
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$344,538,644
	Total Return Swap Contracts - Appreciation****		$421,297,134

	Total Return Swap Contracts - Depreciation—1.22%
	Australia – 0.11%
	Commercial Banks Non-US—0.11%
(22,723,547)	12/23/2024	Bank of Queensland Ltd	1,166,070
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(64,694,646)	12/23/2024	Westpac Banking Corp	9,266,102
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$10,432,172

	Brazil—0.43%
	Retail - Discount—0.43%
119,131,520	1/31/2023	Magazine Luiza SA	40,318,808
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$40,318,808

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2022
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	China—0.29%
	Applications Software—0.29%
$104,996,334	7/11/2022	Glodon Co Ltd, Class A	$27,539,274
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Total China		$27,539,274

	Ireland—0.05%
	Commercial Services - Finance—0.05%
31,798,501	12/11/2023	Experian PLC	5,023,733
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Experian PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Ireland		$5,023,733

	Japan—0.03%
	Electric - Integrated—0.03%
(35,435,099)	3/4/2024	Tokyo Electric Power Co Holdings Inc	2,826,400
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.00%
(12,529,160)	3/4/2024	Canon Inc	226,674
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$3,053,074

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2022
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	South Korea—0.17%
	Petrochemicals—0.17%
$ 56,640,847	8/9/2023	LG Chem Ltd	$15,514,978
		Agreement with Morgan Stanley, dated 08/09/2021 to receive the total return of the shares of LG Chem Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$15,514,978

	Taiwan—0.11%
	Computers - Peripheral Equipment—0.04%
(7,512,923)	3/4/2024	Innolux Display Corp	4,065,390

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.38%**.

	Electronic Components - Miscellaneous—0.07%
(10,566,210)	3/4/2024	AU Optronics Corp	6,901,762

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 6.50%**.

	Total Taiwan		$10,967,152

	United Kingdom—0.03%
	Diversified Banking Institutions—0.03%
(8,670,560)	12/11/2023	HSBC Holdings PLC	2,764,230

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,764,230
	Total Return Swap Contracts - Depreciation *****		$115,613,421
	Total Swap Contracts, net		$305,683,713

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.

**

The financing rate is made up of the Daily Fed Funds Effective Rate plus or minus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

March 31, 2022
Percentage of
Swap Contracts – By Industry	Net Assets (%)
Applications Software	(0.29)
Audio / Video Products	0.01
Building- Heavy Construction	0.28
Commercial Banks Non-U.S	(0.11)
Commercial Services – Finance	0.02
Computers – Peripheral Equipment	(0.04)
Cosmetics & Toiletries	0.08
Diversified Banking Institutions	(0.03)
E-Commerce / Products	0.02
Electric Products – Miscellaneous	0.01
Electric – Integrated	(0.03)
Electronic Components – Miscellaneous	(0.07)
Electronic Components – Semiconductors	0.00
Finance – Other Services	0.20
Food – Retail	0.08
Office Automation & Equipment	0.02
Petrochemicals	(0.17)
Photo Equipment & Supplies	0.00
Private Equity	0.78
Retail – Apparel / Shoes	0.02
Retail – Discount	(0.43)
Semiconductor Components - Integrated Circuits	0.02
Web Portals / ISP	2.87
Total Swap Contracts	3.24%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the
Six Months Ended
March 31, 2022
Investment Income
Dividends (net of foreign withholding tax of $910,642)	$27,309,983
Interest	6,867,324
Other	24,069
Total investment income	34,201,376
Expenses
Management fees	85,078,080
Stock loan fees	39,525,644
Dividends on securities sold, not yet purchased	36,336,854
Distribution and shareholder servicing fees - Class A Shares	32,842,909
Administration fees	2,452,686
Custody fees	1,157,362
Transfer agent fees	897,533
Interest expense	746,730
Professional fees	348,160
Registration fees	191,550
Insurance expense	106,610
Trustees’ fees	57,500
Miscellaneous expense	2,626,620
Total expenses	202,368,238
Net investment loss	(168,166,862)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	230,546,588
Purchased options	(767,580,069)
Securities sold, not yet purchased	33,749,823
Written options	26,165,123
Total return swap contracts	(107,265,420)
Foreign currency transactions	247,413
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(584,136,542)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	(2,321,854,694)
Purchased options	207,154,400
Securities sold, not yet purchased	(22,813,106)
Written options	(20,566,480)
Total return swap contracts	29,991,640
Foreign currency transactions	4,307
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(2,128,083,933)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(2,712,220,475)
Net decrease in net assets resulting from operations	$(2,880,387,337)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
From operations:
Net investment loss	$(168,166,862)	$(328,625,335)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(584,136,542)	110,789,967
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(2,128,083,933)	177,261,628
Net increase/(decrease) in net assets resulting from operations	(2,880,387,337)	(40,573,740)
Distributions to shareholders:
Class A ($0.3984 and $1.0557 per share for each period respectively)	(155,613,597)	(315,017,906)
Class W ($0.3984 and $1.0557 per share for each period respectively)	(61,236,371)	(116,147,013)
Net decrease in net assets resulting from distributions to shareholders	(216,849,968)	(431,164,919)
From transactions in shares:
Proceeds from sales of shares
Class A	534,966,161	2,598,888,546
Class W	194,746,361	948,778,180
Total proceeds from sale of shares	729,712,522	3,547,666,726
Reinvestment of distributions
Class A	150,544,672	304,922,286
Class W	50,279,183	93,177,065
Total reinvestment of distributions	200,823,855	398,099,351
Payment for shares repurchased
Class A	(411,325,060)	(254,037,206)
Class W	(190,711,591)	(117,375,741)
Total payment for shares repurchased	(602,036,651)	(371,412,947)
Exchange of shares
Class A	(1,614,397)	(18,452,424)
Class W	1,614,397	18,452,424
Total exchange of shares	—	—
Net increase/(decrease) in net assets from transactions in shares	328,499,726	3,574,353,130
Net increase/(decrease) in net assets	(2,768,737,579)	3,102,614,471
Net assets at beginning of period	12,217,137,764	9,114,523,293
Net assets at end of period	$9,448,400,185	$12,217,137,764

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited)

For the
Six Months Ended
March 31, 2022
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(2,880,387,337)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term investment securities	9,210,794,163
Purchases of long-term investment securities	(8,490,094,047)
Proceeds from long-term securities sold short, not yet purchased	8,619,123,003
Cover of long-term securities sold short, not yet purchased	(7,302,231,568)
Proceeds from sales of short-term investment securities	677,494,177
Purchases of short-term investment securities	(765,711,253)
Proceeds from sales of short-term purchased options	1,126,983,350
Purchases of short-term purchased options	(2,054,265,755)
Premiums received from short-term written options	258
Cover of short-term written options	(49,373,281)
Proceeds from swap contracts	(107,265,420)
Net realized (gain)/loss from investment activities, foreign currency transactions, written options, purchased options and total return swaps	584,136,542
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swaps	2,128,083,933
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(243,457,405)
Increase in cash collateral received for total return swap contracts	(37,860,000)
Increase in deposits at brokers for securities sold, not yet purchased	(1,138,287,526)
Decrease in due from brokers	51,161,089
Decrease in variation margin receivable	7,868,360
Increase in dividends receivable	(1,229,460)
Increase in interest receivable	(1,423,378)
Decrease in other assets	188,809
Increase in payable for investment securities purchased	256,766,912
Increase in due to brokers	33,860,320
Decrease in management fees payable	(3,545,943)
Decrease in distribution and shareholder servicing fees payable	(1,378,750)
Increase in stock loan fee payable	1,862,359
Increase in dividends payable on securities sold, not yet purchased	826,968
Decrease in administration fees payable	(178,152)
Increase in professional fees payable	18,297
Increase in due to custodian	3,166
Decrease in miscellaneous expenses payable	(670,006)
Net cash used in operating activities	(378,187,575)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the
Six Months Ended
March 31, 2022
Cash flows from financing activities
Net proceeds from sale of shares	$729,712,522
Distributions to shareholders, including the change in withdrawals payable	209,183,395
Payment for shares repurchased	(602,036,651)
Net cash provided by financing activities	336,859,266

Effect of exchange rate on cash	251,719
Net change in cash and cash equivalents and restricted cash	(41,076,590)
Cash and cash equivalents and restricted cash at beginning of period	121,754,766
Cash and cash equivalents and restricted cash at end of period	$80,678,176

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$754,681

Supplemental Disclosure of Non-Cash Financing Activities
Distributions to shareholders	$(216,849,968)
Reinvestment of distributions	$200,823,855

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company and operates as a diversified company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon are registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate, than a front end load). Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,200,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2022, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2022.

				Balance
	Level 1	Level 2	Level 3	March 31, 2022
Assets
Investment Securities
Common Stocks	$10,940,011,947	$—	$—	$10,940,011,947
Short-Term Securities	590,464,451	—	—	590,464,451
Purchased Options	923,807,729	1,112,544	—	924,920,273
Unrealized Appreciation on
Total Return Swap Contracts	—	421,297,134	—	421,297,134
Total Assets	$12,454,284,127	$422,409,678	$—	$12,876,693,805

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$4,286,313,637	$1,418,156	$—	$4,287,731,793
Unrealized Depreciation on
Total Return Swap Contracts	—	115,613,421	—	115,613,421
Total Liabilities	$4,286,313,637	$117,031,577	$—	$4,403,345,214

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2022 the Fund held $25,575,762 in cash equivalents in a BNY Mellon overnight interest-bearing account, $49,217 in U.S. Dollars and $55,053,197 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., as of March 31, 2022 the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc. and Merrill Lynch Professional Clearing Corp.). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from brokers primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Due to brokers also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2022, the amount of such cash collateral received was $298,770,000 and the amount of Variation Margin Receivable was $6,913,713 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2022, Management Fees totaled $85,078,080, included in the Statement of Operations, of which $12,340,515 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

4. Incentive Fee (continued)

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2022, there were no accrued Incentive Fees.

5. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2022, Distribution and Shareholder Servicing Fees amounted to $32,842,909 and is included in the Statement of Operations. At March 31, 2022, $4,772,823 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2022, administration fees amounted to $2,452,686, as presented in the Statement of Operations. At March 31, 2022, $1,150,128 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing three months’ worth of such fees. Morgan Stanley Fund Services USA LLC (“MSFS”) also provides certain additional reporting (non-distribution) services to the Fund. In consideration for such services, the Fund pays MSFS an amount not anticipated to exceed .01% of the Fund’s average net assets per year.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $57,500 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of long-term investment securities for the six months ended March 31, 2022 amounted to $8,490,094,047 and $9,210,794,163, respectively. For the six months ended March 31, 2022, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2022, the average daily amount of such borrowings was $38,920,798 and the daily weighted average annualized interest rate was 1.76%. At March 31, 2022, the total amount of such borrowings was $3,873,683, presented as part of due to brokers in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2022 Shares		September 30, 2021 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	383,225,892	149,786,389	282,306,893	100,899,356
Shares sold	23,373,792	11,498,389	99,834,560	49,291,596
Shares reinvested	6,312,145	2,855,149	11,750,377	4,873,278
Shares repurchased	(20,100,424)	(12,837,059)	(9,963,321)	(6,228,967)
Shares exchanged *	(63,262)	85,750	(702,617)	951,126
Net increase (decrease)	9,522,251	1,602,229	100,918,999	48,887,033
Shares at the end of the period	392,748,143	151,388,618	383,225,892	149,786,389
___________________
*	For the six months ended March 31, 2022 and year ended September 30, 2021, $1,614,397 and $18,452,424 represent the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2022, the Adviser and its affiliates own 12,487.735 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in publicly traded equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

The Coronavirus (“COVID-19”) outbreak has been declared a pandemic by the World Health Organization and has spread to the United States and many other parts of the world and may adversely affect the value and the performance of the Fund’s investments. The outbreak of COVID-19 and new variants of COVID-19 continue to exist both in the U.S. and globally, and related government and private sector responsive actions may adversely affect the Fund’s investments. The extent to which COVID-19 impacts the Fund’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions taken to contain it or treat its impact.

In February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of Russian military action in the Ukraine, resulting sanctions and resulting future market disruptions, including declines in stock markets in Russia and elsewhere and the value of the ruble against the U.S. dollar, are impossible to predict, but have been and could continue to be significant. Any such disruptions caused by Russian military or other actions (including cyberattacks and espionage) or resulting from actual or threatened responses to such actions have caused and could continue to cause disruptions to portfolio companies located in Europe or that have substantial business relationships with European or Russian companies. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but have been and could continue to be substantial. Any such market disruptions could affect the operations of the Fund’s portfolio companies and, as a result, could have a material adverse effect on the Fund’s business, financial condition and results of operations.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2022, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b. Exchange Traded Funds and Other Similar Instruments (continued)

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2022, the Fund held no positions of the above-mentioned investments.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2022, the fair value of the above-mentioned investments was $590,464,451 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2022, the net amount of the fair value of the above-mentioned investments was $305,683,713 and is presented as unrealized appreciation on total return swap contracts and unrealized depreciation on total return swap contracts on the Statement of Assets and Liabilities.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2022, the fair value of the above-mentioned investments was $923,807,729 and is presented as part of purchased options in the Statement of Assets and Liabilities.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2022, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2022, the fair value of the currency options was $1,112,544 and is presented as part of purchased options in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty (a) fails to post collateral, (b) fails to comply with any restrictions or provisions, or (c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to not offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2022 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2022, as disclosed in the table below. The aggregate fair value of cash and securities posted as collateral as of March 31, 2022 was $587,004,821. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2022, no event occurred that triggered a credit-risk-related contingent feature.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Assets			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Assets	Instruments	Received (a)	Amount
Total return swap
contracts	$421,297,134	$(115,613,421)	$305,683,713	$—	$305,683,713	$—
Purchased
options	$924,920,273	$—	$924,920,273	$—	$—	$924,920,273

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of			Gross Amounts Not
	Recognized			Offset in the Statement of
	Liabilities			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Liabilities	Instruments	Pledged (a)	Amount
Total return swap
contracts	$115,613,421	$(115,613,421)	$—	$—	$—	$—
____________________

(a)

As of March 31, 2022, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2022 the amount of cash or securities collateral received from the counterparty is $298,770,000 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities. The amount of cash or securities collateral pledged to the counterparty is $587,004,821. Securities collateral pledged to the counterparty is based off of notional exposure. The amount of collateral pledged to the counterparty is currently included in the Dreyfus Treasury Obligations Cash Management, Institutional investment, as noted within the Schedule of Investments.

The fair value of derivative instruments as of March 31, 2022 was as follows:

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Asset derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$421,297,134	$—
Purchased options (b)	923,807,729	1,112,544
Total	$1,345,104,863	$1,112,544

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Liability derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (c)	$115,613,421	$—
Total	$115,613,421	$—

(a)	Presented as part of unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.
(c)	Presented as part of unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Effect of derivative instruments trading activities for the six months ended March 31, 2022:

	Realized gain/(loss) recognized on
	the Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$(107,265,420)	$—
Purchased options (b)	(744,977,401)	(22,602,668)
Written options (c)	26,027,665	137,458
Total	$(826,215,156)	$(22,465,210)

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.
(c)	Presented as part of net realized gain/(loss) from written options in the Statement of Operations.

	Net change in unrealized gain/(loss)
	recognized on the
	Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$29,991,640	$—
Purchased options (b)	214,949,771	(7,795,371)
Written options (c)	(20,508,276)	(58,204)
Total	$224,433,135	$(7,853,575)

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.
(c)	Presented as part of net change in unrealized appreciation/depreciation from written options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2022 are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Total return swap contracts (a)	$181,523,534
Purchased options (b)	764,449,615
Written options (c)	(16,181,561)

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.
(c)	Average cost basis of the written options at the end of each month of the Fiscal Period.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

13. Federal Tax Information

During the year ended September 30, 2021, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2021, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2020 and certain ordinary losses realized after December 31, 2020 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2021, the Fund incurred and elected to defer qualified late-year ordinary loss of $55,124,094.

As of September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	216,844,801
Accumulated realized capital and other losses:	(55,124,094)
Net unrealized appreciation/depreciation:	4,233,276,640
Total	$4,394,997,347

As of March 31, 2022, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$1,986,903,760
Excess of tax cost over value gross depreciation	(191,402,065)
Net unrealized appreciation	$1,795,501,695

Cost of total investments for income tax purposes	$10,902,129,092

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase	Increase
	Undistributed	Accumulated
Decrease	Net Investment	Realized
Paid-in-Capital	Income/(Loss)	Gain/(Loss)
$(989,502,526)	$948,389,087	$41,113,439

During the years ended September 30, 2021, and September 30, 2020, the tax character of the dividends paid by the Fund was $431,164,919 long-term capital gains and $166,617,734 long-term capital gains, respectively.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2017 through 2020, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2021, the Fund had no deferred tax liability.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2022	2021	2020	2019	2018	2017
Net asset value per Share,
beginning of period	$24.72	$25.49	$17.84	$17.06	$16.26	$13.67
Income from investment operations (a):
Net investment income/(loss)	(0.35)	(0.78)	(2.73)	(0.87)	(0.80)	(1.15)
Net realized and net change in unrealized
gain/(loss) from investment activities,
foreign currency transactions, forward
contracts, purchased options and total
return swaps	(5.25)	1.07	11.03	2.35	1.96	3.90
Total income/(loss) from
investment operations	(5.60)	0.29	8.30	1.48	1.16	2.75
Distributions to shareholders:
Total distributions
to shareholders	(0.40)	(1.06)	(0.65)	(0.70)	(0.36)	(0.16)
Net asset value per Share, end of period	$18.72	$24.72	$25.49	$17.84	$17.06	$16.26
Total return—gross (b) (c) (d)	(23.01%)	0.95%	57.87%	11.93%	8.81%	25.24%
Total return—net (b) (c) (d)	(23.01%)	0.92%	47.96%	9.60%	7.27%	20.38%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	7,351,670	9,471,744	7,195,574	3,410,060	2,770,900	2,036,070
Average net assets (dollars in thousands), end
of period	8,797,610	9,152,450	4,996,367	3,035,975	2,434,394	1,736,959
Ratio of expenses to average
net assets (d) (e)	3.74%	3.48%	13.92%	7.29%	6.37%	9.60%
Ratio of net investment income/(loss) to
average net assets (d) (e)	(3.14%)	(2.98%)	(12.71%)	(5.19%)	(4.73%)	(7.93%)
Ratio of incentive fee to average
net assets (c) (d)	—%	0.04%	9.73%	2.42%	1.67%	4.76%
Ratio of expenses without incentive fee to
average net assets (d) (e)	3.74%	3.44%	4.19%	4.87%	4.70%	4.84%
Ratio of expenses without incentive fee,
dividend & interest expense and security
trading related expenses to average net
assets (d) (e)	2.38%	2.37%	2.38%	2.40%	2.40%	2.37%
Ratio of net investment income/(loss) without
incentive fee to average net assets (d) (e)	(3.14%)	(2.94%)	(2.98%)	(2.77%)	(3.06%)	(3.17%)
Portfolio turnover on investments
in securities (c)	66%	107%	149%	94%	125%	85%
Average debt ratio (e)	0.34%	0.45%	0.60%	0.32%	0.29%	0.18%
Average commission rate paid	$0.05	$0.05	$0.03	$0.04	$0.04	$0.04

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2022	2021	2020	2019	2018	2017
Net asset value per Share, beginning of period	$18.33	$19.02	$13.37	$12.89	$12.28	$10.29
Income from investment operations (a):
Net investment income/(loss)	(0.19)	(0.41)	(1.91)	(0.55)	(0.50)	(0.80)
Net realized and net change in unrealized
gain/(loss) from investment activities,
foreign currency transactions, forward
contracts, purchased options and total
return swaps	(3.89)	0.78	8.21	1.73	1.47	2.95
Total income/(loss) from investment
operations	(4.08)	0.37	6.30	1.18	0.97	2.15
Distributions to shareholders:
Total distributions to shareholders	(0.40)	(1.06)	(0.65)	(0.70)	(0.36)	(0.16)
Net asset value per Share, end of period	$13.85	$18.33	$19.02	$13.37	$12.89	$12.28
Total return—gross (b) (c) (d)	(22.73%)	1.65%	57.91%	12.52%	9.35%	25.92%
Total return—net (b) (c) (d)	(22.73%)	1.69%	49.08%	10.42%	8.09%	21.25%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	2,096,730	2,745,394	1,918,949	718,477	481,211	235,260
Average net assets (dollars in thousands),
end of period	2,565,639	2,603,130	1,189,663	583,106	357,231	189,788
Ratio of expenses to average
net assets (d) (e)	2.99%	2.65%	13.02%	6.44%	5.55%	8.98%
Ratio of net investment income/(loss) to
average net assets (d) (e)	(2.39%)	(2.15%)	(11.84%)	(4.34%)	(3.89%)	(7.30%)
Ratio of incentive fee to average
net assets (c) (d)	—%	(0.04%)	9.61%	2.32%	1.58%	4.86%
Ratio of expenses without incentive fee to
average net assets (d) (e)	2.99%	2.69%	3.41%	4.12%	3.97%	4.12%
Ratio of expenses without incentive fee,
dividend & interest expense and security
trading related expenses to average net
assets (d) (e)	1.63%	1.62%	1.63%	1.65%	1.65%	1.63%
Ratio of net investment income/(loss)
without incentive fee to average net
assets (d) (e)	(2.39%)	(2.19%)	(2.23%)	(2.02%)	(2.31%)	(2.44%)
Portfolio turnover on investments in
securities (c)	66%	107%	149%	94%	125%	85%
Average debt ratio (e)	0.34%	0.45%	0.60%	0.32%	0.29%	0.18%
Average commission rate paid	$0.05	$0.05	$0.03	$0.04	$0.04	$0.04
____________________

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.
(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2022 (Unaudited) (continued)

14. Financial Highlights (continued)

(c)	Non-annualized for periods less than one year.
(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
(e)	Annualized for periods of less than one year.

15. Subsequent Events

Subsequent to March 31, 2022, and through May 23, 2022, the Fund had capital subscriptions of $96,596,607 and $29,938,177 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 24, 2022

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 24, 2022

* Print the name and title of each signing officer under his or her signature.